UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 01/01/20 to 3/31/20

January 1, 2020 – March 31, 2020

Date of Report (Date of Earliest Event Reported)

025-00131

(Commission File Number of Securitizer)

0001530239

(Central Index Key Number of Securitizer)

RWT Holdings, Inc.

(Exact Name of Securitizer as Specified in Its Charter)

Dashiell I. Robinson

(Name of Person to Contact in Connection with this Filing)

One Belvedere Place, Suite 310

Mill Valley, CA 94941

(Address of Principal Executive Offices)

(415) 389-7373

(Securitizer’s Telephone Number,

Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 are attached as Exhibit 99.1 to this Form ABS-15G.1

Exhibits

99.1       Disclosures required by Rule 15Ga-1.

1 This Form ABS-15G contains all applicable Reportable Information (as defined below) with respect to all originators of pool assets in any Covered Transaction (as defined below) for which there has been a Demand (as defined below) during the reporting period. Information regarding originators of pool assets in any Covered Transaction for which there has been no Demand has been omitted. The filer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying all Covered Transactions, (ii) gathering Reportable Information in its records, (iii) identifying the Demand Entities (as defined below) for all Covered Transactions based on its records, and (iv) requesting all Reportable Information from Demand Entities that is within their respective possession and which has not been previously provided to it. However, the filer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not responded to its request for Reportable Information or Demands, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on the filer). The information in this Form ABS-15G has not been verified by any third party. “Covered Transactions” means asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which the filer is a securitizer and that are not covered by a filing made or to be made by an affiliated securitizer (if any). “Demand” means a demand for repurchase or replacement of any pool asset in a Covered Transaction resulting from an alleged breach of any representation or warranty concerning that pool asset. “Reportable Information” means information in the filer’s records regarding Demands that is required to be reported on Form ABS-15G during the reporting period. “Demand Entity” means any parties in Covered Transactions that have a contractual right or obligation to enforce any repurchase obligations of the party or parties making those representations or warranties.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 15, 2020.

RWT HOLDINGS, INC.

By:            /s/ Dashiell I. Robinson

Name:       Dashiell I. Robinson

Title:         President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.